FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) - USD ($)	9 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Total Liabilities	$ 44,676,366	$ 29,890,007
Derivative financial liabilities	15,552,778
Contingent consideration	1,760,547
Cash and cash equivalents	2,453,673	2,501,986
Cash held in trust	493,384	2,973,500
Restricted cash	2,000,000	2,000,000
Digital currency	2,462,683	$ 753,211
Maximum contingent consideration payable	$ 1,900,000